Goodwill and Intangible Assets	3 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

8. GOODWILL AND INTANGIBLE ASSETS

Goodwill

Changes in the carrying amount of goodwill of the Company between December 31, 2019, and March 31, 2020 are as follows (in thousands):

	Production Services	Drilling and Evaluation Services	Goodwill
Balance as of December 31, 2019	$419,646	155,118	574,764
Adjustments	-	-	-
Balance as of March 31, 2020	$419,646	155,118	574,764

Intangible assets subject to amortization, net

The following is the weighted average amortization period for intangible assets of the Company subject to amortization (in years):

Amortization
Customer contracts	10
Trademarks and trade names	8
Total intangible assets	9.6

The details of our intangible assets subject to amortization are set forth below (in thousands):

	March 31, 2020			December 31, 2019
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Customer contracts	$121,500	$(22,277)	$99,223	$121,500	$(19,239)	$102,261
Trademarks and trade names	25,500	(5,844)	19,656	25,500	(5,047)	20,453
Total intangible assets	$147,000	$(28,121)	$118,879	$147,000	$(24,286)	$122,714